Subsequent Events (Details) - USD ($)		12 Months Ended
	Jul. 11, 2024	Oct. 31, 2024		Jan. 03, 2025	Oct. 31, 2023
Subsequent Events [Line Items]
Ordinary shares outstanding		117,885,481	[1]		52,774,579
Ordinary shares, par value (in Dollars per share)		$ 0.0001	[1]		$ 0.0001
Ordinary shares issued		117,885,481	[1]		52,774,579
Ordinary shares authorized		500,000,000	[1]		500,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Authorized share capital (in Dollars)				$ 50,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued	20,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares outstanding				497,500,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Ordinary shares issued				497,500,000
Unissued ordinary shares				2,500,000
Ordinary shares authorized				497,500,000
Class A Ordinary Shares [Member] | Subsequent Event [Member] | High-Trend International Group [Member]
Subsequent Events [Line Items]
Re-designation and re-classification of ordinary shares				497,500,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Class A Ordinary Shares [Member] | Director [Member]
Subsequent Events [Line Items]
Ordinary shares issued		3,054,224
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Unissued ordinary shares				2,500,000
Ordinary shares authorized				2,500,000

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.